Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.0%
Kanzhun Ltd., ADR(a)	1,440	$46,051
Legend Biotech Corp., ADR(a)	576	29,670
		75,721
China — 42.2%
360 Security Technology Inc., Class A(a)	86,499	162,377
3SBio Inc.(a)(b)	288,000	246,340
51job Inc., ADR(a)	5,439	313,830
AAC Technologies Holdings Inc.	144,000	628,943
AECC Aero-Engine Control Co. Ltd., Class A	40,000	194,141
AECC Aviation Power Co. Ltd., Class A	28,800	292,251
Agile Group Holdings Ltd.	252,000	165,746
Agora Inc., ADR(a)	1,248	26,084
Agricultural Bank of China Ltd., Class A	585,600	267,438
Agricultural Bank of China Ltd., Class H	4,036,000	1,332,980
Aier Eye Hospital Group Co. Ltd., Class A	38,552	259,321
Air China Ltd., Class A(a)	133,500	166,491
Air China Ltd., Class H(a)(c)	358,000	225,242
Alibaba Group Holding Ltd.(a)	1,785,620	28,512,233
Alibaba Health Information Technology Ltd.(a)	26,000	23,914
Alibaba Pictures Group Ltd.(a)	30,000	3,079
A-Living Smart City Services Co. Ltd., Class A(b)	72,000	169,155
Aluminum Corp. of China Ltd., Class A(a)	238,400	195,175
Aluminum Corp. of China Ltd., Class H(a)	768,000	374,931
Anhui Conch Cement Co. Ltd., Class A	39,900	227,804
Anhui Conch Cement Co. Ltd., Class H	196,000	892,355
Anhui Gujing Distillery Co. Ltd., Class B	10,700	147,666
ANTA Sports Products Ltd.	157,600	2,516,672
Apeloa Pharmaceutical Co. Ltd., Class A	30,000	194,707
Autohome Inc., ADR	9,510	324,957
AVIC Electromechanical Systems Co. Ltd., Class A	70,000	186,916
AVIC Industry-Finance Holdings Co. Ltd., Class A	171,700	103,402
AviChina Industry & Technology Co. Ltd., Class H	511,000	336,095
Baidu Inc., ADR(a)	36,576	5,480,548
Bank of Chengdu Co. Ltd., Class A	96,000	168,375
Bank of China Ltd., Class A	440,600	211,036
Bank of China Ltd., Class H	10,752,000	3,733,482
Bank of Communications Co. Ltd., Class A	439,100	314,942
Bank of Communications Co. Ltd., Class H	1,278,000	744,104
Bank of Hangzhou Co. Ltd., Class A	95,200	204,659
Bank of Jiangsu Co. Ltd., Class A	268,858	247,998
Bank of Nanjing Co. Ltd., Class A	172,800	245,461
Bank of Ningbo Co. Ltd., Class A	65,000	390,680
Bank of Shanghai Co. Ltd., Class A	180,670	202,664
Baoshan Iron & Steel Co. Ltd., Class A	181,200	184,186
BBMG Corp., Class A	352,800	148,951
BeiGene Ltd., ADR(a)	4,512	1,568,056
Beijing Capital International Airport Co. Ltd., Class H(a)	432,000	250,758
Beijing Dabeinong Technology Group Co. Ltd., Class A	96,000	136,782
Beijing Enlight Media Co. Ltd., Class A	76,300	121,811
Beijing Enterprises Holdings Ltd.	97,500	328,961
Beijing Enterprises Water Group Ltd.	960,000	357,100
Beijing Shiji Information Technology Co. Ltd., Class A	33,882	151,019
Beijing Sinnet Technology Co. Ltd., Class A	38,400	89,068
Betta Pharmaceuticals Co. Ltd., Class A	9,600	125,595
Bilibili Inc., ADR(a)(c)	15,648	1,032,924
BOC Aviation Ltd.(b)	38,400	270,450
BOE Technology Group Co. Ltd., Class A	325,100	245,698
Bosideng International Holdings Ltd.	576,000	405,345
Security	Shares	Value

China (continued)
BYD Co. Ltd., Class A	14,100	$675,975
BYD Co. Ltd., Class H	113,000	4,444,694
BYD Electronic International Co. Ltd.	144,000	532,733
Caitong Securities Co. Ltd., Class A	95,300	152,444
CGN Power Co. Ltd., Class H(b)	2,016,000	551,290
Changjiang Securities Co. Ltd., Class A	172,800	194,824
Chaozhou Three-Circle Group Co. Ltd., Class A	35,099	230,043
China Cinda Asset Management Co. Ltd., Class H	2,016,000	322,126
China CITIC Bank Corp. Ltd., Class H	1,440,000	618,053
China Communications Services Corp. Ltd., Class H	472,000	224,700
China Conch Venture Holdings Ltd.	253,000	1,236,644
China Construction Bank Corp., Class A	114,400	103,238
China Construction Bank Corp., Class H	12,864,000	8,382,260
China Eastern Airlines Corp. Ltd., Class A(a)	201,672	147,425
China Education Group Holdings Ltd.	215,000	395,498
China Everbright Bank Co. Ltd., Class A	496,400	260,807
China Everbright Bank Co. Ltd., Class H	391,000	134,056
China Everbright Environment Group Ltd.	695,481	460,012
China Evergrande Group	315,000	92,505
China Fortune Land Development Co. Ltd., Class A(a)	20	10
China Galaxy Securities Co. Ltd., Class H	624,000	343,928
China Gas Holdings Ltd.	475,800	858,397
China Great Wall Securities Co. Ltd., Class A	57,000	110,315
China Hongqiao Group Ltd.	384,000	371,719
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	2,274,000	223,084
China Huishan Dairy Holdings Co. Ltd.(d)	20,200	—
China International Capital Corp. Ltd., Class H(b)	244,800	592,206
China Jinmao Holdings Group Ltd.	960,000	292,920
China Lesso Group Holdings Ltd.	170,000	246,878
China Life Insurance Co. Ltd., Class A	38,000	176,056
China Life Insurance Co. Ltd., Class H	1,073,000	1,764,721
China Literature Ltd.(a)(b)	5,800	40,489
China Longyuan Power Group Corp. Ltd., Class H	511,000	1,044,518
China Medical System Holdings Ltd.	288,000	471,684
China Mengniu Dairy Co. Ltd.	471,000	2,639,764
China Merchants Bank Co. Ltd., Class A	178,400	1,385,203
China Merchants Bank Co. Ltd., Class H	538,331	4,170,415
China Merchants Energy Shipping Co. Ltd., Class A	159,760	109,665
China Merchants Port Holdings Co. Ltd.	250,000	384,699
China Merchants Securities Co. Ltd., Class A	76,270	203,400
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	75,175	135,198
China Minsheng Banking Corp. Ltd., Class A	336,400	205,401
China Minsheng Banking Corp. Ltd., Class H	1,049,660	403,581
China Molybdenum Co. Ltd., Class A	276,600	255,990
China Molybdenum Co. Ltd., Class H	642,000	393,859
China National Building Material Co. Ltd., Class H	670,000	719,794
China National Chemical Engineering Co. Ltd., Class A	134,400	234,963
China National Nuclear Power Co. Ltd., Class A	228,600	244,688
China National Software & Service Co. Ltd., Class A	19,200	155,702
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	57,600	484,920
China Oilfield Services Ltd., Class H	384,000	302,374
China Overseas Land & Investment Ltd.	624,000	1,434,548
China Pacific Insurance Group Co. Ltd., Class A	60,000	254,994
China Pacific Insurance Group Co. Ltd., Class H	403,200	1,169,526
China Petroleum & Chemical Corp., Class A	267,400	169,032
China Petroleum & Chemical Corp., Class H	3,648,600	1,590,458
China Power International Development Ltd.	1,066,000	542,422

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Group Ltd., Class A	202,396	$168,218
China Railway Group Ltd., Class H	679,000	322,807
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	222,000	1,820,991
China Resources Cement Holdings Ltd.	414,000	301,348
China Resources Gas Group Ltd.	170,000	879,649
China Resources Land Ltd.	425,777	1,778,775
China Resources Power Holdings Co. Ltd.	378,000	978,699
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	36,990	141,836
China Shenhua Energy Co. Ltd., Class A	67,900	208,645
China Shenhua Energy Co. Ltd., Class H	528,000	1,093,927
China Southern Airlines Co. Ltd., Class A(a)	162,300	155,481
China Southern Airlines Co. Ltd., Class H(a)	384,000	212,049
China State Construction Engineering Corp. Ltd., Class A	400,940	291,633
China State Construction International Holdings Ltd.	394,000	398,369
China Taiping Insurance Holdings Co. Ltd.	288,100	400,779
China Tourism Group Duty Free Corp. Ltd., Class A	14,300	462,070
China Tower Corp. Ltd., Class H(b)	6,872,000	869,809
China Traditional Chinese Medicine Holdings Co. Ltd.	480,000	231,444
China Vanke Co. Ltd., Class A	114,400	327,364
China Vanke Co. Ltd., Class H	258,300	585,996
China Yangtze Power Co. Ltd., Class A	180,000	552,172
Chindata Group Holdings Ltd., ADR(a)	3,744	35,418
Chongqing Brewery Co. Ltd., Class A(a)	11,199	253,658
Chongqing Changan Automobile Co. Ltd., Class A	88,440	240,711
Chongqing Zhifei Biological Products Co. Ltd., Class A	12,600	254,635
CIFI Holdings Group Co. Ltd.	482,000	262,696
CITIC Ltd.	960,000	864,745
CITIC Securities Co. Ltd., Class A	76,200	284,098
CITIC Securities Co. Ltd., Class H	336,000	798,819
Contemporary Amperex Technology Co. Ltd., Class A	18,700	1,996,129
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	124,850	339,386
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	565,450	963,711
COSCO SHIPPING Ports Ltd.	384,000	301,771
Country Garden Holdings Co. Ltd.	1,184,828	1,044,210
Country Garden Services Holdings Co. Ltd.	208,000	1,261,033
CSPC Pharmaceutical Group Ltd.	1,365,200	1,415,382
Dada Nexus Ltd., ADR(a)	1,440	26,021
Dali Foods Group Co. Ltd.(b)	576,000	302,847
DHC Software Co. Ltd., Class A	93,600	106,526
Dong-E-E-Jiao Co. Ltd., Class A	18,900	121,939
Dongfang Electric Corp. Ltd., Class A	66,400	212,939
Dongfeng Motor Group Co. Ltd., Class H	510,000	473,448
Dongxing Securities Co. Ltd., Class A	95,300	178,929
East Money Information Co. Ltd., Class A	86,496	470,105
ENN Energy Holdings Ltd.	113,700	2,128,822
Eve Energy Co. Ltd., Class A	13,800	316,498
Everbright Securities Co. Ltd., Class A	47,500	107,638
Fangda Carbon New Material Co. Ltd., Class A	105,640	200,170
Far East Horizon Ltd.	396,000	343,796
First Capital Securities Co. Ltd., Class A	95,300	103,994
Focus Media Information Technology Co. Ltd., Class A	171,700	191,394
Foshan Haitian Flavouring & Food Co. Ltd., Class A	29,377	518,825
Fosun International Ltd.	476,500	520,019
Founder Securities Co. Ltd., Class A	170,734	207,346
Foxconn Industrial Internet Co. Ltd., Class A	95,300	167,121
Fuyao Glass Industry Group Co. Ltd., Class A	30,300	220,531
Fuyao Glass Industry Group Co. Ltd., Class H(b)	115,200	632,239
Ganfeng Lithium Co. Ltd., Class A	17,000	452,324
Security	Shares	Value

China (continued)
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,700	$100,699
GDS Holdings Ltd., ADR(a)	12,096	677,860
Geely Automobile Holdings Ltd.	877,000	2,590,145
GEM Co. Ltd., Class A	144,000	255,856
Gemdale Corp., Class A	76,800	120,631
Genscript Biotech Corp.(a)	204,000	1,071,916
GF Securities Co. Ltd., Class A	77,400	283,099
GF Securities Co. Ltd., Class H	230,400	401,411
Giant Network Group Co. Ltd., Class A	76,200	121,057
GoerTek Inc., Class A	38,400	312,992
GOME Retail Holdings Ltd.(a)	2,976,000	258,836
Gotion High-tech Co. Ltd., Class A(a)	36,500	381,666
Great Wall Motor Co. Ltd., Class H	480,000	1,994,462
Greenland Holdings Corp. Ltd., Class A	139,860	90,007
Greentown Service Group Co. Ltd.	290,000	278,174
Guangdong Investment Ltd.	472,000	628,284
Guanghui Energy Co. Ltd., Class A(a)	192,400	180,051
Guangzhou Automobile Group Co. Ltd., Class H	512,800	523,028
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	38,200	176,178
Guangzhou Haige Communications Group Inc. Co., Class A	115,900	190,071
Guangzhou R&F Properties Co. Ltd., Class H	304,800	164,969
Guosen Securities Co. Ltd., Class A	114,400	198,107
Guotai Junan Securities Co. Ltd., Class A	86,400	226,793
Guoyuan Securities Co. Ltd., Class A	111,740	130,526
Haidilao International Holding Ltd.(b)	67,000	147,642
Haier Smart Home Co. Ltd., Class A	67,200	286,396
Haier Smart Home Co. Ltd., Class H	134,400	501,525
Haitian International Holdings Ltd.	135,000	372,904
Haitong Securities Co. Ltd., Class A	114,400	212,442
Haitong Securities Co. Ltd., Class H	384,000	322,412
Hangzhou Robam Appliances Co. Ltd., Class A	28,800	142,045
Hangzhou Silan Microelectronics Co. Ltd., Class A	28,800	280,604
Hangzhou Tigermed Consulting Co. Ltd., Class A	12,800	277,217
Hansoh Pharmaceutical Group Co. Ltd.(b)	48,000	98,389
Hello Group Inc., ADR	28,512	329,884
Henan Shuanghui Investment & Development Co. Ltd., Class A	37,056	165,798
Hengan International Group Co. Ltd.	112,000	540,882
Hengli Petrochemical Co. Ltd., Class A	57,600	191,462
Hengyi Petrochemical Co. Ltd., Class A	86,490	142,446
Hesteel Co. Ltd., Class A	412,800	150,448
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,600	176,506
Hongfa Technology Co. Ltd., Class A	23,600	269,084
Hopson Development Holdings Ltd.	19,200	46,781
Hua Hong Semiconductor Ltd.(a)(b)	97,000	646,265
Huaan Securities Co. Ltd., Class A	173,010	138,191
Huadian Power International Corp. Ltd., Class A	181,000	103,201
Huadong Medicine Co. Ltd., Class A	28,872	153,951
Huaneng Power International Inc., Class H	960,000	428,560
Huatai Securities Co. Ltd., Class A	76,300	189,564
Huatai Securities Co. Ltd., Class H(b)	211,200	302,606
Huaxi Securities Co. Ltd., Class A	114,400	166,661
Huaxia Bank Co. Ltd., Class A	220,800	195,284
Huayu Automotive Systems Co. Ltd., Class A	38,000	153,830
Huazhu Group Ltd., ADR(a)	26,592	1,050,916
Hunan Valin Steel Co. Ltd., Class A	105,600	82,796
Hundsun Technologies Inc., Class A	18,112	166,756
Iflytek Co. Ltd., Class A	28,400	240,510

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
I-Mab, ADR(a)	576	$34,825
Industrial & Commercial Bank of China Ltd., Class A	487,300	349,920
Industrial & Commercial Bank of China Ltd., Class H	7,680,000	4,058,366
Industrial Bank Co. Ltd., Class A	163,200	460,314
Industrial Securities Co. Ltd., Class A	133,400	179,132
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	624,000	282,023
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	152,400	126,691
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	67,200	413,003
Innovent Biologics Inc.(a)(b)	120,000	1,060,127
iQIYI Inc., ADR(a)	28,186	175,881
JA Solar Technology Co. Ltd., Class A	10,000	136,590
JD.com Inc., ADR(a)	121,600	10,227,776
Jiangsu Expressway Co. Ltd., Class H	224,000	217,829
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,420	203,427
Jiangsu Hengrui Medicine Co. Ltd., Class A	57,676	455,577
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,103	330,147
Jiangsu Yangnong Chemical Co. Ltd., Class A	10,000	208,121
Jiangsu Zhongtian Technology Co. Ltd., Class A	66,500	194,074
Jiangxi Copper Co. Ltd., Class A	57,100	204,560
Jiangxi Copper Co. Ltd., Class H	210,000	337,468
Jinke Properties Group Co. Ltd., Class A	133,500	86,182
Jinxin Fertility Group Ltd(a)(b)	48,000	67,094
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	74,629	140,221
Jointown Pharmaceutical Group Co. Ltd., Class A	76,200	163,866
JOYY Inc., ADR	9,166	469,299
KE Holdings Inc., ADR(a)	4,200	84,042
Kingboard Holdings Ltd.	131,000	657,605
Kingboard Laminates Holdings Ltd.	237,500	416,431
Kingdee International Software Group Co. Ltd.(a)	390,000	1,170,527
Kingsoft Corp. Ltd.	138,600	599,754
Kunlun Energy Co. Ltd.	760,000	714,770
Kweichow Moutai Co. Ltd. Class A	11,218	3,402,320
KWG Group Holdings Ltd.	303,500	225,060
LB Group Co. Ltd., Class A	48,000	210,520
Lee & Man Paper Manufacturing Ltd.	380,000	260,813
Lenovo Group Ltd.	1,230,000	1,259,531
Lens Technology Co. Ltd., Class A	57,100	187,715
Lepu Medical Technology Beijing Co. Ltd., Class A	38,400	133,928
Li Ning Co. Ltd.	327,500	3,704,218
Liaoning Cheng Da Co. Ltd., Class A	37,900	109,900
Logan Group Co. Ltd.	336,000	324,452
Longfor Group Holdings Ltd.(b)	292,000	1,386,056
LONGi Green Energy Technology Co. Ltd., Class A	38,440	532,387
Luxshare Precision Industry Co. Ltd., Class A	57,141	355,209
Luzhou Laojiao Co. Ltd., Class A	11,700	424,262
Mango Excellent Media Co. Ltd., Class A	16,700	114,330
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	76,284	89,386
Meituan, Class B(a)(b)	470,400	14,297,474
Metallurgical Corp. of China Ltd., Class A	250,000	148,826
Muyuan Foods Co. Ltd., Class A	31,011	253,990
NARI Technology Co. Ltd., Class A	59,740	388,158
NAURA Technology Group Co. Ltd., Class A	4,600	279,409
NavInfo Co. Ltd., Class A(a)	56,027	137,352
NetEase Inc., ADR	57,100	6,151,383
New China Life Insurance Co. Ltd., Class A	19,200	113,980
New China Life Insurance Co. Ltd., Class H	150,200	401,231
New Hope Liuhe Co. Ltd., Class A(a)	57,600	129,840
New Oriental Education & Technology Group Inc., ADR(a)	212,624	469,899
Security	Shares	Value

China (continued)
Nine Dragons Paper Holdings Ltd.	416,000	$464,023
Ninestar Corp., Class A	33,500	231,294
NIO Inc., ADR(a)	174,720	6,836,794
Noah Holdings Ltd.,ADR(a)(c)	7,872	286,777
Nongfu Spring Co. Ltd., Class H(b)	19,200	110,059
OFILM Group Co. Ltd., Class A	85,900	118,195
Oppein Home Group Inc., Class A	13,000	246,836
Orient Securities Co. Ltd., Class A	75,132	165,783
Ovctek China Inc., Class A	19,200	173,192
Pacific Securities Co. Ltd. (The), Class A(a)	171,700	85,582
People's Insurance Co. Group of China Ltd. (The), Class H	1,536,000	448,799
Perfect World Co. Ltd., Class A	28,896	85,514
PetroChina Co. Ltd., Class A	163,200	120,395
PetroChina Co. Ltd., Class H	3,272,000	1,416,803
Pharmaron Beijing Co. Ltd., Class H(b)	9,600	197,835
PICC Property & Casualty Co. Ltd., Class H	1,182,740	1,011,174
Pinduoduo Inc,ADR(a)	47,712	3,172,848
Ping An Bank Co. Ltd., Class A	149,936	410,368
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	66,700	251,129
Ping An Insurance Group Co. of China Ltd., Class A	101,800	770,420
Ping An Insurance Group Co. of China Ltd., Class H	805,000	5,580,455
Poly Developments and Holdings Group Co. Ltd., Class A	114,300	248,565
Postal Savings Bank of China Co. Ltd., Class H(b)	1,440,000	975,512
Power Construction Corp. of China Ltd., Class A	192,000	198,137
RiseSun Real Estate Development Co. Ltd., Class A	211,218	137,264
Rongsheng Petrochemical Co. Ltd., Class A	82,328	209,741
SAIC Motor Corp. Ltd., Class A	76,222	238,888
Sanan Optoelectronics Co. Ltd., Class A	48,061	265,228
Sany Heavy Industry Co. Ltd., Class A	76,200	262,611
SDIC Capital Co. Ltd., Class A	115,428	144,901
SDIC Power Holdings Co. Ltd., Class A	111,609	174,089
Seazen Group Ltd.	412,000	295,466
Seazen Holdings Co. Ltd., Class A	30,600	149,750
SF Holding Co. Ltd., Class A	17,200	165,396
Shaanxi Coal Industry Co. Ltd., Class A	121,873	228,008
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	54,453	160,199
Shandong Gold Mining Co. Ltd., Class A	38,560	116,078
Shandong Gold Mining Co. Ltd., Class H(b)(c)	71,000	127,924
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	40,000	184,717
Shandong Linglong Tyre Co. Ltd., Class A	38,005	230,136
Shandong Nanshan Aluminum Co. Ltd., Class A	210,900	145,549
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	384,000	540,317
Shanghai Baosight Software Co. Ltd., Class A	20,000	208,246
Shanghai Electric Group Co. Ltd., Class A	171,400	130,034
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	19,200	168,519
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	100,500	519,285
Shanghai International Airport Co. Ltd., Class A(a)	19,500	132,098
Shanghai International Port Group Co. Ltd., Class A	195,900	147,444
Shanghai Jinjiang International Hotels Co. Ltd., Class A	23,756	194,913
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,416	276,707
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	57,100	165,104
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	163,200	297,566
Shanghai Pudong Development Bank Co. Ltd., Class A	237,600	317,232
Shanghai Putailai New Energy Technology Co. Ltd., Class A	10,000	285,871
Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,980	162,923

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	86,400	$146,477
Shanxi Meijin Energy Co. Ltd., Class A(a)	80,000	169,638
Shanxi Securities Co. Ltd., Class A	124,830	123,834
Shanxi Taigang Stainless Steel Co. Ltd., Class A	163,600	182,670
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	11,920	584,632
Shenergy Co. Ltd., Class A	201,600	195,244
Shenwan Hongyuan Group Co. Ltd., Class A	259,200	205,430
Shenzhen Energy Group Co. Ltd., Class A	115,220	144,397
Shenzhen Goodix Technology Co. Ltd., Class A	9,600	165,867
Shenzhen Inovance Technology Co. Ltd., Class A	35,250	364,488
Shenzhen International Holdings Ltd.	240,000	261,769
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,000	162,806
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,900	277,101
Shenzhen Overseas Chinese Town Co. Ltd., Class A	124,800	115,636
Shenzhou International Group Holdings Ltd.	122,900	2,307,797
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	52,320	140,939
Shimao Group Holdings Ltd.	196,000	225,887
Sichuan Chuantou Energy Co. Ltd., Class A	95,200	170,766
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	48,000	143,003
Sichuan Swellfun Co. Ltd., Class A	10,000	204,681
Silergy Corp.	4,000	676,075
Sinolink Securities Co. Ltd., Class A	76,200	126,895
Sinopharm Group Co. Ltd., Class H	230,400	500,713
Sinotruk Hong Kong Ltd.	144,000	213,097
Songcheng Performance Development Co. Ltd., Class A	67,200	139,044
SooChow Securities Co. Ltd., Class A	76,120	104,354
Spring Airlines Co. Ltd., Class A(a)	18,900	163,472
Sun Art Retail Group Ltd.	48,000	19,411
Sunac China Holdings Ltd.	384,000	688,641
Sungrow Power Supply Co. Ltd., Class A	10,000	253,640
Suning.com Co. Ltd., Class A(a)	153,732	92,966
Sunny Optical Technology Group Co. Ltd.	96,000	2,891,597
Sunwoda Electronic Co. Ltd., Class A	30,000	249,509
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	38,500	144,447
TAL Education Group, ADR(a)	53,280	275,990
TBEA Co. Ltd., Class A	76,100	273,593
TCL Technology Group Corp., Class A	182,400	175,677
Tencent Holdings Ltd.	691,200	40,310,132
Tencent Music Entertainment Group, ADR(a)	960	6,902
Thunder Software Technology Co. Ltd., Class A	10,000	246,541
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	41,700	295,571
Tianma Microelectronics Co. Ltd., Class A	108,400	212,967
Tingyi Cayman Islands Holding Corp.	324,000	625,940
Toly Bread Co. Ltd., Class A	38,480	187,056
Tongcheng-Elong Holdings Ltd.(a)	75,600	155,689
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	76,200	132,211
Tongling Nonferrous Metals Group Co. Ltd., Class A	300,700	162,112
Tongwei Co. Ltd., Class A	48,000	338,199
Topsports International Holdings Ltd.(b)	96,000	111,536
Transfar Zhilian Co. Ltd., Class A	134,455	192,188
TravelSky Technology Ltd., Class H	189,000	312,175
Trip.com Group Ltd., ADR(a)	72,768	2,001,120
Tsingtao Brewery Co. Ltd., Class A	15,600	241,336
Tsingtao Brewery Co. Ltd., Class H	100,000	808,341
Unigroup Guoxin Microelectronics Co. Ltd., Class A	7,000	253,184
Uni-President China Holdings Ltd.	380,000	372,818
Unisplendour Corp. Ltd., Class A	28,880	117,093
Security	Shares	Value

China (continued)
Vipshop Holdings Ltd., ADR(a)	69,504	$679,054
Walvax Biotechnology Co. Ltd., Class A	19,200	206,935
Wanhua Chemical Group Co. Ltd., Class A	25,200	377,557
Want Want China Holdings Ltd.	960,000	810,346
Weibo Corp., ADR(a)	10,694	425,728
Weichai Power Co. Ltd., Class A	86,424	209,893
Weichai Power Co. Ltd., Class H	306,200	543,061
Wens Foodstuffs Group Co. Ltd., Class A(a)	95,360	238,680
Western Securities Co. Ltd., Class A	163,200	200,209
Wharf Holdings Ltd. (The)	189,000	660,458
Winning Health Technology Group Co. Ltd., Class A	57,600	142,345
Wuhan Guide Infrared Co. Ltd., Class A	55,021	209,853
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	38,400	141,928
Wuliangye Yibin Co. Ltd., Class A	33,600	1,151,382
WuXi AppTec Co. Ltd., Class A	19,204	434,623
WuXi AppTec Co. Ltd., Class H(b)	57,696	1,278,262
Wuxi Biologics Cayman Inc., New(a)(b)	371,000	5,004,710
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	26,320	327,520
XCMG Construction Machinery Co. Ltd., Class A	191,000	177,769
Xiamen C & D Inc., Class A	133,500	169,058
Xiaomi Corp., Class B(a)(b)	1,766,400	4,393,834
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	82,702	238,058
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	176,562	386,978
Xinyi Solar Holdings Ltd.	560,000	1,029,777
XPeng Inc., ADR(a)	13,056	718,080
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	28,800	175,907
Yanzhou Coal Mining Co. Ltd., Class A	57,600	206,859
Yanzhou Coal Mining Co. Ltd., Class H	382,000	598,098
Yihai International Holding Ltd.	96,000	515,064
Yonghui Superstores Co. Ltd., Class A	229,200	139,622
Yonyou Network Technology Co. Ltd., Class A	32,018	163,655
Yum China Holdings Inc.	58,272	2,919,427
Yunda Holding Co. Ltd., Class A	48,080	149,733
Yunnan Baiyao Group Co. Ltd., Class A	11,700	162,451
Yunnan Energy New Material Co. Ltd., Class A	9,900	396,814
Yutong Bus Co. Ltd., Class A	95,300	165,258
Zai Lab Ltd., ADR(a)	6,676	462,313
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	8,000	562,718
Zhejiang Chint Electrics Co. Ltd., Class A	28,800	234,003
Zhejiang Dahua Technology Co. Ltd., Class A	57,100	219,742
Zhejiang Expressway Co. Ltd., Class H	312,000	294,075
Zhejiang Huayou Cobalt Co. Ltd., Class A	19,200	392,307
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	20,000	225,650
Zhejiang Longsheng Group Co. Ltd., Class A	74,239	145,875
Zhejiang NHU Co. Ltd., Class A	48,000	218,448
Zhejiang Semir Garment Co. Ltd., Class A	115,200	130,432
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	67,200	229,024
Zhongjin Gold Corp. Ltd., Class A	95,300	124,994
Zhongsheng Group Holdings Ltd.	107,500	880,513
Zhuzhou CRRC Times Electric Co. Ltd.	106,900	701,688
Zijin Mining Group Co. Ltd., Class A	182,400	292,891
Zijin Mining Group Co. Ltd., Class H	884,000	1,173,024
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	109,000	119,979

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class H	134,400	$88,047
ZTE Corp., Class A	28,400	137,054
ZTE Corp., Class H	130,360	353,664
ZTO Express Cayman Inc., ADR	57,600	1,820,736
		334,697,877
Hong Kong — 0.2%
China Youzan Ltd.(a)	624,000	55,601
Hutchmed China Ltd.,ADR(a)	14,784	500,586
Sino Biopharmaceutical Ltd.	1,536,250	1,123,065
Yuexiu Property Co. Ltd.	302,600	282,459
		1,961,711
India — 14.6%
ACC Ltd.	4,704	142,833
Adani Green Energy Ltd.(a)	7,867	135,394
Adani Ports & Special Economic Zone Ltd.	88,704	807,299
Adani Transmission Ltd.(a)	1,000	23,945
Ambuja Cements Ltd.	111,530	555,673
Apollo Hospitals Enterprise Ltd.	1,715	129,650
Asian Paints Ltd.	46,980	1,965,941
Aurobindo Pharma Ltd.	47,712	418,891
Avenue Supermarts Ltd.(a)(b)	22,560	1,412,773
Axis Bank Ltd.(a)	333,400	2,903,468
Bajaj Auto Ltd.	12,576	542,879
Bajaj Finance Ltd.	29,028	2,703,893
Bajaj Finserv Ltd.	6,336	1,453,820
Balkrishna Industries Ltd.	3,648	105,534
Bandhan Bank Ltd.(b)	123,692	447,487
Berger Paints India Ltd.	37,124	371,325
Bharat Electronics Ltd.	8,900	24,129
Bharat Forge Ltd.	46,752	431,635
Bharat Petroleum Corp. Ltd.	142,656	701,713
Bharti Airtel Ltd.(a)	196,992	1,909,052
Biocon Ltd.(a)	20,242	97,150
Britannia Industries Ltd.	9,984	471,397
Cholamandalam Investment and Finance Co. Ltd.	3,500	25,638
Cipla Ltd.	59,808	772,641
Coal India Ltd.	199,680	403,528
Colgate-Palmolive India Ltd.	8,064	153,839
Container Corp. of India Ltd.	42,778	352,751
Dabur India Ltd.	90,624	717,405
Divi's Laboratories Ltd.	14,514	942,986
DLF Ltd.	81,333	405,115
Dr. Reddy's Laboratories Ltd.	17,760	1,107,077
Eicher Motors Ltd.	23,107	727,424
GAIL India Ltd.	276,288	477,124
Godrej Consumer Products Ltd.(a)	62,880	771,066
Godrej Properties Ltd (a)	900	23,912
Grasim Industries Ltd.	46,944	1,039,558
Havells India Ltd.	41,856	755,596
HCL Technologies Ltd.	156,672	2,373,010
HDFC Asset Management Co. Ltd.(b)	6,301	210,519
HDFC Life Insurance Co. Ltd.(b)	81,547	738,942
Hero MotoCorp Ltd.	16,608	541,780
Hindalco Industries Ltd.	207,840	1,140,404
Hindustan Petroleum Corp. Ltd.	110,991	436,103
Hindustan Unilever Ltd.	115,680	3,569,458
Housing Development Finance Corp. Ltd.	231,744	8,248,444
ICICI Bank Ltd.	729,200	6,892,734
Security	Shares	Value

India (continued)
ICICI Lombard General Insurance Co. Ltd.(b)	26,654	$509,365
ICICI Prudential Life Insurance Co. Ltd.(b)	48,500	382,507
Indian Oil Corp. Ltd.	308,694	487,036
Indraprastha Gas Ltd.	15,575	100,445
Indus Towers Ltd.	75,840	286,977
Info Edge India Ltd.	7,584	585,923
Infosys Ltd.	456,768	10,389,642
InterGlobe Aviation Ltd.(a)(b)	18,332	464,594
ITC Ltd.	451,200	1,325,759
JSW Steel Ltd.	133,920	1,080,040
Jubilant Foodworks Ltd.	3,147	153,226
Kotak Mahindra Bank Ltd.	47,859	1,249,977
Larsen & Toubro Infotech Ltd.(b)	1,536	138,926
Larsen & Toubro Ltd.	80,662	1,896,311
Lupin Ltd.	39,653	466,488
Mahindra & Mahindra Ltd.	126,426	1,405,100
Marico Ltd.	84,011	602,099
Maruti Suzuki India Ltd.	17,280	1,626,687
Mindtree Ltd.	400	23,039
Motherson Sumi Systems Ltd.	187,008	521,974
Muthoot Finance Ltd.	6,589	124,995
Nestle India Ltd.	3,936	1,002,568
NTPC Ltd.	399,456	675,057
Oil & Natural Gas Corp. Ltd.	441,504	828,261
Page Industries Ltd.	1,152	588,751
Petronet LNG Ltd.	120,000	351,022
PI Industries Ltd.	3,112	118,649
Pidilite Industries Ltd.	24,789	727,764
Piramal Enterprises Ltd.	19,022	611,076
Power Grid Corp. of India Ltd.	399,169	1,097,389
Reliance Industries Ltd.	382,464	12,228,935
SBI Life Insurance Co. Ltd.(b)	50,688	783,324
Shree Cement Ltd.	1,526	530,411
Shriram Transport Finance Co. Ltd.	32,640	611,553
Siemens Ltd.	9,120	260,973
State Bank of India	273,024	1,670,236
Sun Pharmaceutical Industries Ltd.	130,080	1,304,132
Tata Consultancy Services Ltd.	125,088	5,878,789
Tata Consumer Products Ltd.	17,170	178,056
Tata Motors Ltd.(a)	272,736	1,665,547
Tata Steel Ltd.	66,624	945,343
Tech Mahindra Ltd.	78,816	1,614,266
Titan Co. Ltd.	53,184	1,680,219
Torrent Pharmaceuticals Ltd.	1,335	53,980
Trent Ltd.	4,000	53,992
UltraTech Cement Ltd.	15,456	1,526,360
United Spirits Ltd.(a)	57,600	676,794
UPL Ltd.	86,976	790,120
Vedanta Ltd.	199,008	891,268
Wipro Ltd.	193,199	1,628,381
Zomato Ltd.(a)	12,600	25,576
		115,402,837
Indonesia — 2.1%
Adaro Energy Tbk PT	3,120,000	371,750
Aneka Tambang Tbk	144,000	23,125
Astra International Tbk PT	3,246,600	1,309,114
Bank Central Asia Tbk PT	7,056,000	3,585,351
Bank Mandiri Persero Tbk PT	2,947,200	1,438,762
Bank Negara Indonesia Persero Tbk PT	1,337,100	632,889
Bank Rakyat Indonesia Persero Tbk PT	9,896,477	2,819,873

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT	5,385,600	$345,952
Charoen Pokphand Indonesia Tbk PT	1,336,800	565,518
Gudang Garam Tbk PT	105,600	231,599
Indah Kiat Pulp & Paper Tbk PT	566,400	297,952
Indocement Tunggal Prakarsa Tbk PT	422,400	311,399
Indofood CBP Sukses Makmur Tbk PT	480,000	282,803
Indofood Sukses Makmur Tbk PT	806,400	354,222
Kalbe Farma Tbk PT	3,830,400	427,784
Merdeka Copper Gold Tbk PT(a)	566,400	144,507
Sarana Menara Nusantara Tbk PT	954,800	77,238
Semen Indonesia Persero Tbk PT	573,900	319,764
Telkom Indonesia Persero Tbk PT	7,371,600	2,052,442
Tower Bersama Infrastructure Tbk PT	124,800	26,315
Unilever Indonesia Tbk PT	1,315,200	412,076
United Tractors Tbk PT	308,500	458,893
		16,489,328
Malaysia — 2.2%
AMMB Holdings Bhd(a)	384,000	288,125
Axiata Group Bhd.	477,300	441,997
CIMB Group Holdings Bhd	782,900	961,949
Dialog Group Bhd(c)	668,378	405,753
DiGi.Com Bhd	576,000	570,324
Fraser & Neave Holdings Bhd	43,400	264,991
Genting Bhd.	355,200	371,098
Genting Malaysia Bhd.	556,800	365,970
HAP Seng Consolidated Bhd	144,000	259,860
Hartalega Holdings Bhd	276,200	425,629
Hong Leong Bank Bhd	121,300	520,742
Hong Leong Financial Group Bhd	68,800	280,800
IHH Healthcare Bhd	381,800	596,520
Inari Amertron Bhd.	68,100	67,752
IOI Corp. Bhd.	403,200	351,967
Kossan Rubber Industries Bhd	2,600	1,327
Kuala Lumpur Kepong Bhd.	86,400	431,641
Malayan Banking Bhd.	585,600	1,109,338
Malaysia Airports Holdings Bhd(a)	209,956	285,658
Maxis Bhd.	412,800	457,629
MISC Bhd	211,200	332,927
Nestle Malaysia Bhd	9,600	304,342
Petronas Chemicals Group Bhd	460,800	930,025
Petronas Dagangan Bhd	58,200	275,004
Petronas Gas Bhd	142,000	567,123
PPB Group Bhd	116,380	492,435
Press Metal Aluminium Holdings Bhd	576,000	731,711
Public Bank Bhd	2,131,250	1,993,856
QL Resources Bhd.	286,350	309,365
RHB Bank Bhd	288,062	360,962
Sime Darby Bhd	553,700	287,927
Sime Darby Plantation Bhd.	382,400	334,546
Supermax Corp. Bhd.	2,567	1,146
Telekom Malaysia Bhd	282,700	373,377
Tenaga Nasional Bhd	355,200	778,598
Top Glove Corp. Bhd.	758,400	527,630
Westports Holdings Bhd.	209,900	201,851
		17,261,895
Philippines — 1.2%
Aboitiz Equity Ventures Inc.	400,630	390,413
Ayala Corp.	49,640	821,407
Ayala Land Inc.	1,184,460	809,335
Security	Shares	Value

Philippines (continued)
Bank of the Philippine Islands	187,142	$338,488
BDO Unibank Inc.	326,899	803,273
Globe Telecom Inc.	6,745	439,359
GT Capital Holdings Inc.	20,990	236,818
International Container Terminal Services Inc.	198,600	780,052
JG Summit Holdings Inc.	530,925	595,888
Jollibee Foods Corp.	86,260	402,324
Manila Electric Co.	49,640	283,300
Metro Pacific Investments Corp.	3,245,400	260,659
Metropolitan Bank & Trust Co.	345,592	341,938
PLDT Inc.	17,180	572,837
SM Investments Corp.	41,094	799,288
SM Prime Holdings Inc.	1,604,250	1,189,322
Universal Robina Corp.	179,520	473,874
		9,538,575
South Korea — 14.9%
Alteogen Inc.(a)	1,056	60,947
Amorepacific Corp.	5,184	684,889
AMOREPACIFIC Group.	6,816	236,596
BGF retail Co. Ltd.	2,112	258,030
Celltrion Healthcare Co. Ltd.(a)	9,518	647,933
Celltrion Inc (a)	13,632	2,372,893
Celltrion Pharm Inc (a)	768	77,345
Cheil Worldwide Inc.	14,514	264,982
CJ CheilJedang Corp.	1,632	486,404
CJ Corp.	3,436	231,286
CJ ENM Co. Ltd.	2,496	284,710
CJ Logistics Corp.(a)	2,496	260,406
Coway Co. Ltd.	9,312	531,307
DB Insurance Co. Ltd.	8,211	372,137
Doosan Bobcat Inc.(a)	12,031	366,242
Doosan Heavy Industries & Construction Co. Ltd.(a)	4,394	70,360
Douzone Bizon Co. Ltd.	1,144	72,589
E-MART Inc.	3,840	461,002
GS Engineering & Construction Corp.	11,808	364,486
GS Holdings Corp.	9,357	294,736
Hana Financial Group Inc.	45,504	1,512,428
Hankook Tire & Technology Co. Ltd.	13,953	452,399
Hanmi Pharm Co. Ltd.	1,359	288,183
Hanon Systems	35,904	390,901
Hanwha Solutions Corp.(a)	21,888	609,982
HLB Inc.(a)	15,552	471,870
HMM Co. Ltd.(a)	1,200	23,840
Hotel Shilla Co. Ltd.	6,301	375,119
HYBE Co. Ltd.(a)	200	61,369
Hyundai Engineering & Construction Co. Ltd.	14,976	556,408
Hyundai Glovis Co. Ltd.	3,456	422,952
Hyundai Heavy Industries Holdings Co. Ltd.	9,680	431,168
Hyundai Mobis Co. Ltd.	9,600	1,781,719
Hyundai Motor Co.	19,584	3,217,338
Hyundai Steel Co.	15,469	481,479
Iljin Materials Co. Ltd.	300	32,452
Industrial Bank of Korea	42,528	368,355
Kakao Corp.	41,472	4,242,997
Kakao Games Corp.(a)	400	33,201
KakaoBank Corp.(a)	397	21,924
Kangwon Land Inc.(a)	20,736	384,461
KB Financial Group Inc.	56,528	2,512,268
Kia Corp.	37,824	2,475,555
Korea Aerospace Industries Ltd.	14,791	338,709

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korea Electric Power Corp.	40,320	$703,873
Korea Investment Holdings Co. Ltd.	7,392	467,266
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,754	496,894
Korea Zinc Co. Ltd.	1,440	599,762
Korean Air Lines Co. Ltd.(a)	27,882	619,647
KT&G Corp.	17,760	1,224,163
Kumho Petrochemical Co. Ltd.	3,648	473,396
L&F Co. Ltd.	200	37,764
LG Chem Ltd.	6,492	3,802,960
LG Corp.	13,879	918,467
LG Display Co. Ltd.(a)	40,512	677,577
LG Electronics Inc.	15,744	1,532,403
LG Household & Health Care Ltd.	1,473	1,306,318
LG Innotek Co. Ltd.	2,864	731,006
LG Uplus Corp.	24,480	278,591
Lotte Chemical Corp.	3,054	517,415
Lotte Shopping Co. Ltd.	2,593	182,357
Meritz Securities Co. Ltd.	71,073	298,356
Mirae Asset Securities Co. Ltd.	44,352	319,594
NAVER Corp.	16,800	5,363,433
NCSoft Corp.	2,481	1,416,445
Netmarble Corp.(b)	4,582	450,021
NH Investment & Securities Co. Ltd.	30,144	312,998
Orion Corp/Republic of Korea	4,512	368,420
Pan Ocean Co. Ltd.	61,824	269,513
Pearl Abyss Corp.(a)	7,200	799,109
POSCO	10,482	2,301,379
POSCO Chemical Co. Ltd.	5,472	726,423
S-1 Corp.	3,936	244,473
Samsung Biologics Co. Ltd.(a)(b)	2,473	1,853,931
Samsung C&T Corp.	12,864	1,141,061
Samsung Electro-Mechanics Co. Ltd.	8,736	1,223,359
Samsung Electronics Co. Ltd.	560,952	33,671,822
Samsung Engineering Co. Ltd.(a)	31,776	554,842
Samsung Fire & Marine Insurance Co. Ltd.	4,885	831,124
Samsung Heavy Industries Co. Ltd.(a)	112,630	482,381
Samsung Life Insurance Co. Ltd.	11,712	587,104
Samsung SDI Co. Ltd.	7,584	4,382,049
Samsung SDS Co. Ltd.	5,629	676,429
Samsung Securities Co. Ltd.	10,080	375,469
Seegene Inc.	384	24,242
Shinhan Financial Group Co. Ltd.	62,880	1,828,634
SK Biopharmaceuticals Co. Ltd.(a)	300	24,068
SK Bioscience Co. Ltd.(a)	200	47,226
SK Chemicals Co. Ltd.	280	32,778
SK Hynix Inc.	74,688	7,140,253
SK IE Technology Co. Ltd.(a)(b)	200	26,181
SK Inc.	6,657	1,449,713
SK Innovation Co. Ltd.(a)	7,680	1,256,441
SK Square Co. Ltd.(a)	7,067	404,542
SK Telecom Co. Ltd.	10,932	500,566
SKC Co. Ltd.	200	33,336
S-Oil Corp.	8,448	565,918
Woori Financial Group Inc.	91,520	968,676
Yuhan Corp.	9,024	439,332
		117,847,857
Taiwan — 20.1%
Accton Technology Corp.	70,000	727,079
Acer Inc.	571,062	567,569
Advantech Co. Ltd.	64,604	886,980
Security	Shares	Value

Taiwan (continued)
Airtac International Group	26,161	$800,645
ASE Technology Holding Co. Ltd.	480,484	1,751,484
Asia Cement Corp.	380,229	572,933
Asustek Computer Inc.	111,000	1,403,365
AU Optronics Corp.	1,344,000	968,192
Catcher Technology Co. Ltd.	96,000	533,152
Cathay Financial Holding Co. Ltd.	1,168,624	2,510,653
Chailease Holding Co. Ltd.	214,443	1,897,178
Chang Hwa Commercial Bank Ltd.	970,212	571,303
Cheng Shin Rubber Industry Co. Ltd.	384,776	462,631
China Development Financial Holding Corp.	2,304,200	1,352,808
China Life Insurance Co. Ltd.	400,501	440,791
China Steel Corp.	1,782,867	2,080,024
Chunghwa Telecom Co. Ltd.	562,000	2,260,958
Compal Electronics Inc.	864,000	717,420
CTBC Financial Holding Co. Ltd.	2,592,265	2,269,329
Delta Electronics Inc.	288,000	2,647,560
E.Sun Financial Holding Co. Ltd.	1,834,974	1,773,474
Eclat Textile Co. Ltd.	31,604	657,936
Evergreen Marine Corp. Taiwan Ltd.	380,867	1,686,931
Far Eastern New Century Corp.	469,460	469,486
Far EasTone Telecommunications Co. Ltd.	288,000	636,876
Feng TAY Enterprise Co. Ltd.	67,564	492,837
First Financial Holding Co. Ltd.	1,649,236	1,369,723
Formosa Chemicals & Fibre Corp.	510,950	1,427,860
Formosa Petrochemical Corp.	202,000	688,652
Formosa Plastics Corp.	576,400	2,114,073
Foxconn Technology Co. Ltd.	188,521	440,411
Fubon Financial Holding Co. Ltd.	1,094,570	2,868,971
Giant Manufacturing Co. Ltd.	58,000	647,739
Globalwafers Co. Ltd.	42,000	1,230,060
Hiwin Technologies Corp.	49,453	505,838
Hon Hai Precision Industry Co. Ltd.	1,728,651	6,405,357
Hotai Motor Co. Ltd.	51,000	1,110,510
Hua Nan Financial Holdings Co. Ltd.	1,381,941	1,002,317
Innolux Corp.	1,440,620	898,915
Inventec Corp.	480,980	444,210
Largan Precision Co. Ltd.	16,000	1,140,261
Lite-On Technology Corp.	384,032	830,288
MediaTek Inc.	205,176	7,437,758
Mega Financial Holding Co. Ltd.	1,536,542	1,888,188
Micro-Star International Co. Ltd.	120,000	702,192
Nan Ya Plastics Corp.	768,090	2,275,664
Nanya Technology Corp.	229,000	608,641
Nien Made Enterprise Co. Ltd.	32,000	435,922
Novatek Microelectronics Corp.	95,000	1,581,880
Pegatron Corp.	311,000	743,229
Pou Chen Corp.	380,000	436,637
President Chain Store Corp.	96,000	928,970
Quanta Computer Inc.	384,000	1,183,072
Realtek Semiconductor Corp.	77,140	1,530,385
Ruentex Development Co. Ltd.	272,921	627,674
Shanghai Commercial & Savings Bank Ltd. (The)	571,980	951,483
Shin Kong Financial Holding Co. Ltd.	1,728,033	654,570
SinoPac Financial Holdings Co. Ltd.	1,920,699	1,053,836
Synnex Technology International Corp.	215,050	450,077
Taishin Financial Holding Co. Ltd.	1,810,445	1,208,913
Taiwan Cement Corp.	754,182	1,244,994
Taiwan Cooperative Financial Holding Co. Ltd.	1,568,510	1,337,047
Taiwan High Speed Rail Corp.	288,000	306,897

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co. Ltd.	240,000	$836,807
Taiwan Semiconductor Manufacturing Co. Ltd.	3,039,000	64,635,507
Uni-President Enterprises Corp.	672,650	1,577,290
United Microelectronics Corp.	1,694,000	3,878,048
Vanguard International Semiconductor Corp.	177,000	986,108
Walsin Technology Corp.	1,000	6,208
Win Semiconductors Corp.	70,000	910,568
Winbond Electronics Corp.	672,000	772,718
Wistron Corp.	480,080	493,243
Wiwynn Corp.	12,000	450,479
WPG Holdings Ltd.	222,320	400,754
Yageo Corp.	65,151	1,064,231
Yuanta Financial Holding Co. Ltd.	1,503,648	1,277,561
Zhen Ding Technology Holding Ltd.	102,455	359,209
		159,501,539
Thailand — 2.4%
Advanced Info Service PCL, NVDR	191,200	1,167,068
Airports of Thailand PCL, NVDR	662,400	1,173,148
Bangkok Dusit Medical Services PCL, NVDR	1,564,800	1,033,827
Bangkok Expressway & Metro PCL, NVDR	1,432,300	358,938
Berli Jucker PCL, NVDR	345,600	337,962
BTS Group Holdings PCL, NVDR	1,203,100	328,006
Bumrungrad Hospital PCL, NVDR	96,200	409,670
Central Pattana PCL, NVDR	402,300	620,289
Central Retail Corp. PCL, NVDR	128,374	121,805
Charoen Pokphand Foods PCL, NVDR	652,800	460,175
CP ALL PCL, NVDR	883,200	1,530,001
Electricity Generating PCL, NVDR	65,200	320,583
Energy Absolute PCL, NVDR	326,700	793,562
Global Power Synergy PCL, NVDR	97,700	212,552
Gulf Energy Development PCL, NVDR	572,800	666,106
Home Product Center PCL, NVDR(c)	1,094,449	441,389
Indorama Ventures PCL, NVDR	384,000	445,851
Intouch Holdings PCL, NVDR	230,400	497,115
Krung Thai Bank PCL, NVDR	725,650	242,597
Land & Houses PCL, NVDR	1,651,200	408,169
Minor International PCL, NVDR(a)	591,980	477,705
Muangthai Capital PCL, NVDR	171,700	284,694
PTT Exploration & Production PCL, NVDR	249,610	835,825
PTT Global Chemical PCL, NVDR	441,600	734,334
PTT PCL, NVDR	1,468,800	1,539,890
Ratch Group PCL, NVDR	144,600	185,248
Siam Cement PCL (The), NVDR	115,200	1,269,939
Siam Commercial Bank PCL (The), NVDR	153,600	554,511
Srisawad Corp. PCL, NVDR	115,200	204,577
Thai Oil PCL, NVDR	220,800	302,947
Thai Union Group PCL, NVDR	710,400	415,309
True Corp. PCL, NVDR	2,692,705	360,207
		18,733,999
Total Common Stocks — 99.9%
(Cost: $691,575,075)		791,511,339

Preferred Stocks

South Korea — 0.4%
Hyundai Motor Co.
Preference Shares, NVS	4,128	315,185
Series 2, Preference Shares, NVS	6,240	485,970
Security	Shares	Value

South Korea (continued)
LG Chem Ltd., Preference Shares, NVS	1,344	$366,301
LG Household & Health Care Ltd., Preference Shares, NVS	288	144,245
Samsung Electronics Co. Ltd., Preference Shares, NVS	43,646	2,353,653
		3,665,354
Total Preferred Stocks — 0.4%
(Cost: $3,723,240)		3,665,354

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	24,900	798

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	9,714	—
CP All PCL (Expires 12/31/21)(a)	60,000	—
		—
Total Rights — 0.0%
(Cost: $0)		798

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)	263,120	—
BTS Group Holdings PCL (Expires 11/07/24)(a)	131,560	1,991
		1,991
Total Warrants — 0.0%
(Cost: $0)		1,991

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	1,830,494	1,831,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,710,000	3,710,000
		5,541,226
Total Short-Term Investments — 0.7%
(Cost: $5,539,045)		5,541,226

Total Investments in Securities — 101.0%
(Cost: $700,837,360)		800,720,708

Other Assets, Less Liabilities — (1.0)%		(8,230,841)

Net Assets — 100.0%		$792,489,867

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2021

Affliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,508,212	$—		$(10,676,419	)(a)	$931	$(1,498)	$1,831,226	1,830,494	$25,752	)(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,400,000	1,310,000	)(a)	—		—	—	3,710,000	3,710,000	46		—
						$931	$(1,498)	$5,541,226		$25,798		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$71,294,256	$719,993,999	$223,084	$791,511,339
Preferred Stocks	—	3,665,354	—	3,665,354
Rights	—	798	—	798
Warrants	1,991	—	—	1,991
Money Market Funds	5,541,226	—	—	5,541,226
	$76,837,473	$723,660,151	$223,084	$800,720,708

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares